UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:        February 28, 2018

Date of reporting period:     March 1, 2017 – May 31, 2017

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
May 31, 2017 (Unaudited)
		Fair
	Shares	Value
JAPANESE EQUITY SECURITIES
Banks
The Akita Bank, Ltd.	1,059,000	$3,051,129
General banking services
The Taiko Bank, Ltd.	1,010,000	2,125,452
General banking services
The Yamanashi Chuo Bank, Ltd.	397,000	1,588,430
General banking services
Total Banks (1.9%)		6,765,011

Chemicals
Adeka Corporation	246,100	3,580,808
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	64,200	3,403,667
Plating chemicals
C.I. TAKIRON Corporation	504,000	2,567,341
Manufactures resin and composite products
Fujikura Kasei Co., Ltd.	762,600	4,277,227
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	486,800	3,389,837
High-pressured gases and chemicals
Sakai Chemical Industry Co., Ltd.	968,000	3,610,766
Manufactures components for cosmetics and pharmaceuticals
Sekisui Jushi Corporation	271,400	4,993,152
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	72,000	866,835
Manufactures chemical products
Soken Chemical & Engineering Co., Ltd.	96,500	1,241,113
Manufactures chemical products
Tenma Corporation	248,700	4,442,997
Manufactures synthetic resin products
Teraoka Seisakusho Co., Ltd.	403,300	1,427,869
Manufactures various adhesive tapes
T&K Toka Co., Ltd.	143,900	1,497,225
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	151,500	2,030,582
Manufactures metalworking fluids
Total Chemicals (10.3%)		37,329,419

Construction
Daiichi Kensetsu Corporation	23,200	261,712
Construction and real estate businesses
Mirai Industry Co., Ltd.	36,600	520,638
Manufactures electrical installation materials
Taihei Dengyo Kaisha, Ltd.	253,000	2,824,314
Construction of thermal and nuclear plant facilities
Toenec Corporation	1,779,000	10,299,305
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	62,900	1,968,466
Operates construction-related businesses
Yondenko Corporation	282,000	1,255,654
Construction of electrical distribution systems
Total Construction (4.7%)		17,130,089

Electric Appliances
Espec Corp.	357,900	5,378,844
Manufactures environmental testing products
Hitachi Maxell, Ltd.	91,200	1,790,723
Manufactures media devices, batteries and electrical appliances
Kitagawa Industries Co., Ltd.	368,600	3,645,385
Manufactures various industrial and consumer products
Koito Manufacturing Co., Ltd.	68,200	3,591,095
Manufactures lighting equipment
Kyowa Electronic Instruments Co., Ltd.	3,200	12,717
Manufactures electrical measuring instruments
Nichicon Corporation	281,900	2,762,477
Manufactures capacitors and transformers
Nihon Kohden Corporation	87,500	1,952,786
Manufactures medical electronic equipment
Shindengen Electric Manufacturing Co., Ltd.	297,000	1,472,661
Manufactures semiconductor products, electrical components, and power supplies
Total Electric Appliances (5.7%)		20,606,688

Financing Business
Hitachi Capital Corporation	94,300	2,188,864
General financial services
Ricoh Leasing Company, Ltd.	122,900	3,796,225
Leasing and financial services
Total Financing Business (1.6%)		5,985,089

Food
Japan Meat Co., Ltd.	11,300	201,261
Supermarket business and operation of eating-out stores
Taiyo Kagaku Co., Ltd.	18,000	188,909
General food manufacturer
Total Food (0.1%)		390,170

Information and Communication
NS Solutions Corporation	9,700	232,688
System consulting services and software development
OBIC Co., Ltd.	64,800	3,763,223
Computer system integration
Okinawa Cellular Telephone Company	179,400	5,906,006
Telecommunications
Otsuka Corporation	86,300	5,308,011
Computer information system developer
Software Service Inc.	4,500	208,499
Provides medical information systems
Total Information and Communication (4.3%)		15,418,427

Iron and Steel
Chubu Steel Plate Co., Ltd.	400,400	2,252,974
Manufactures steel-related products
Mory Industries Inc.	150,900	3,126,487
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,947,100	4,677,823
Manufactures steel-related products
Nippon Seisen Co., Ltd.	284,000	1,782,695
Manufactures stainless steel wires and metal fibers
Osaka Steel Co., Ltd.	400,500	7,361,068
Manufactures steel-related products
Total Iron and Steel (5.3%)		19,201,047

Machinery
Hisaka Works, Ltd.	900,600	7,645,990
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	120,000	2,341,040
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	149,100	2,269,089
Manufactures mechanical seals
Nissei ASB Machine Co., Ltd.	4,700	147,512
Manufactures stretch blow molding machines
Nissei Corporation	25,900	234,391
Manufactures reducers and gears
Nitto Kohki Co., Ltd.	121,900	2,790,973
Manufactures machine tools and motor pumps
Oiles Corporation	429,980	7,394,165
Manufactures bearing equipment
Sato Holdings Corporation	82,200	1,866,427
Manufactures electronic printers and other products
SHIBUYA Corporation	13,400	413,909
Engage in the packing plant business
Yamashin-Filter Corporation	16,600	357,278
Manufactures filters
Total Machinery (7.0%)		25,460,774

Metal Products
Dainichi Co., Ltd.	312,400	2,102,041
Manufactures oil heating equipment
Neturen Co., Ltd.	696,800	6,299,646
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	272,700	2,869,360
Manufactures automobile-related products
Piolax, Inc.	154,900	3,899,081
Manufactures automobile-related products
Rinnai Corporation	21,700	1,952,059
Manufactures heating appliances and components
Shinpo Co., Ltd.	2,000	14,902
Manufactures smokeless roasters
Total Metal Products (4.7%)		17,137,089

Other Products
Fuji Seal International, Inc.	92,600	2,325,872
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	15,200	278,273
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	353,500	6,925,050
Manufactures rubber automobile parts
Pigeon Corporation	70,600	2,435,802
Manufactures baby care products
The Pack Corporation	109,200	3,264,559
Manufactures paper and chemical products
Total Other Products (4.2%)		15,229,556

Precision Instruments
Nakanishi Inc.	51,300	2,084,989
Manufactures dental instruments
Total Precision Instruments (0.6%)		2,084,989

Real Estate
Daibiru Corporation	319,500	3,252,136
Real estate leasing and building management
Keihanshin Building Co., Ltd.	1,161,000	6,983,616
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	232,700	2,112,206
Designs and constructs housing
Starts Corporation Inc.	95,500	2,332,298
Construction, leasing and management of real estate
Total Real Estate (4.0%)		14,680,256

Retail Trade
ABC-Mart, Inc.	78,900	4,610,576
Retail sales of shoes
AIN Holdings Inc.	2,600	209,230
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	200,000	7,351,879
Operates barbecue restaurant chains
Arc Land Sakamoto Co., Ltd.	282,400	3,723,844
Retail sales, wholesale, food and real estate
Belc Co., Ltd.	22,700	1,066,113
Operates retail food store chains
Cosmos Pharmaceutical Corporation	4,200	886,507
Operates drug stores
Create SD Holdings Co., Ltd.	75,600	1,788,945
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	101,100	4,994,734
Operates supermarkets
Don Quijote Holdings Co., Ltd.	48,600	1,900,632
Operates discount stores
Heiwado Co., Ltd.	3,000	64,893
Operates supermarkets
Hiday Hidaka Corp	171,311	3,786,109
Operates restaurant chains
JINS Inc.	55,400	3,242,341
Retail sales of eyewear and fashion accessories
Kura Corporation	41,100	1,867,169
Operates a sushi restaurant chain
Saint Marc Holdings Co., Ltd.	60,300	1,851,698
Operates restaurant chains
San-A Co., Ltd.	59,400	2,703,902
Retail sales of home goods
Seria Co., Ltd.	59,300	2,870,737
Discount retail sales
Start Today Co., Ltd.	161,900	4,041,651
Operates retail E-commerce websites
Sundrug Co., Ltd.	8,400	326,987
Operates pharmacies and drug store chains
Yaoko Co., Ltd.	50,400	2,114,415
Operates and manages groceries and supermarkets
Yossix Co., Ltd.	74,100	1,008,568
Operates restaurant chains
Total Retail Trade (13.9%)		50,410,930

Services
EPS Holdings, Inc.	118,000	1,778,739
Performs contract medical research services
H.I.S. Co., Ltd.	226,300	6,397,390
Travel business
IKK Inc.	42,400	285,679
Provides wedding and funeral services
Nihon M&A Center Inc.	66,300	2,619,784
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	222,300	1,337,173
Provides maintenance and management of building facilities
Relia, Inc.	170,700	1,883,990
Provides telemarketing services
Septeni Holdings Co., Ltd.	454,700	1,515,393
Internet advertising and media content business
Step Co., Ltd.	131,900	1,707,123
Operates preparatory schools
Tear Corporation	65,700	455,723
Funeral business
Total Services (5.0%)		17,980,994

Textiles and Apparel
Hogy Medical Co., Ltd.	25,300	1,711,497
Manufactures medical products
Komatsu Seiren Co., Ltd.	249,400	1,660,114
Manufactures synthetic fibers and textile products
Seiren Co., Ltd.	534,400	7,886,647
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (3.1%)		11,258,258

Transportation and Warehousing
Alps Logistics Co., Ltd.	468,000	3,153,251
General logistics services
Japan Transcity Corporation	1,860,000	7,542,811
General logistics services
Meiko Trans Co., Ltd.	436,000	4,693,931
Marine logistics services
Nissin Corporation	600,000	2,357,298
General logistics services
Trancom Co., Ltd.	106,200	5,639,957
General logistics services
Total Transportation and Warehousing (6.5%)		23,387,248

Transportation Equipment
Hi-Lex Corporation	114,000	2,862,355
Manufactures control cables
Nissin Kogyo Co., Ltd.	49,100	776,500
Manufactures automobile brake systems
Total Transportation Equipment (1.0%)		3,638,855

Utilities
Keiyo Gas Co., Ltd.	437,000	1,965,553
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	155,182	3,796,857
Produces thermal energy products
Total Utilities (1.6%)		5,762,410

Wholesale Trade
Kanaden Corporation	269,500	2,677,475
Factory automation business
Kohsoku Corporation	288,900	2,698,000
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	542,400	7,157,211
Precious metals, electronic materials, and food
Paltac Corporation	40,100	1,412,482
Cosmetics and daily necessities
Ryoden Corporation	1,281,000	9,394,617
Purchases electronic and electrical devices
Senshu Electric Co., Ltd.	254,300	4,609,647
Electrical wires and cables
Shinko Shoji Co., Ltd.	414,300	4,894,368
Electronic components and devices
SIIX Corporation	208,800	8,750,289
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	248,000	3,413,584
Machine tools and measuring instruments
Techno Associe Co., Ltd.	369,500	3,821,148
Screws and nonferrous metal products
Total Wholesale Trade (13.4%)		48,828,821

TOTAL JAPANESE EQUITY SECURITIES (98.9%)		$358,686,120

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		1,236,598
TOTAL FOREIGN CURRENCY (0.3%)		$1,236,598

TOTAL INVESTMENTS AND FOREIGN CURRENCY (99.2%)		$359,922,718

OTHER ASSETS LESS LIABILITIES, NET (0.8%)		2,896,234

NET ASSETS (100%)		$362,818,952

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2017
Japanese Yen JPY 110.72 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of May 31, 2017, for federal income tax purposes, subject to change, the aggregate cost of securities was $301,423,516 and net unrealized appreciation was $57,262,604, comprised of gross unrealized appreciation of $60,179,550 and gross unrealized depreciation of $2,916,946. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc.’s (the “Fund”) investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value,  and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2017.

Level	Investments in
Securities
Level 1
Equity Securities	$358,686,120
Level 2	-
Level 3	-
Total	$358,686,120

During the quarter ended May 31, 2017, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended May 31, 2017, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  7-7-17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  7-7-17

By:   /s/ Amy J. Marose
        Amy J. Marose
        Treasurer, Principal Financial Officer

Date:  7-7-17